Annual Fund Operating Expenses - SA MFS Blue Chip Growth Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.65%
Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.68%
Class 2
Operating Expenses:
Management Fees	0.65%
Service (12b-1) Fees	0.15%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.83%
Class 3
Operating Expenses:
Management Fees	0.65%
Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.93%